Intangible Assets	12 Months Ended
Dec. 31, 2021
Text block [abstract]
Intangible Assets
15. INTANGIBLE ASSETS

	2021	2020
Software	289,083	290,311

Total	289,083	290,311

Cost:	Software
Balance as of January 1, 2020	954,879
Additions	130,660

Balance as of January 1, 2020	1,085,539
Additions	102,796

Balance as of January 1, 2021	1,188,335

Accumulated amortization:
Balance as of January 1, 2020	(696,063)
Amortization	(99,165)

Balance as of January 1, 2020	(795,228)
Amortization	(104,024)

Balance as of January 1, 2021	(899,252)